Label	Element	Value
Virtus Stone Harbor Emerging Markets Debt Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Stone Harbor Emerging Markets Debt Allocation Fund and
Virtus Stone Harbor Strategic Income Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated February 1, 2023, to the Funds’ Summary Prospectuses and the Virtus Opportunities Trust
Statutory Prospectus pertaining to the Funds, dated September 28, 2022, as supplemented

Important Notice to Investors

Effective January 30, 2023, Virtus Stone Harbor Emerging Markets Debt Fund’s name changed to Virtus Stone Harbor Emerging Markets Debt Income Fund and Virtus Stone Harbor Emerging Markets Corporate Debt Fund’s the name changed to Virtus Stone Harbor Emerging Markets Bond Fund. As a result, the following changes to the Funds’ prospectuses are also effective January 30, 2023.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Stone Harbor Emerging Markets Debt Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Virtus Stone Harbor Emerging Markets Debt Allocation Fund

In the disclosure under “Principal Investment Strategies,” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus, the second paragraph is replaced in its entirety with the following:

The fund may invest all or a significant portion of its assets in the Virtus Stone Harbor Emerging Markets Debt Income Fund and Virtus Stone Harbor Local Markets Fund (together, the “underlying funds”). The fund expects that under normal circumstances approximately 50% of the fund’s assets will be invested in the Virtus Stone Harbor Emerging Markets Debt Income Fund and approximately 50% of the fund’s assets will be invested in the Virtus Stone Harbor Local Markets Fund. The fund is not required to invest in the underlying funds. The allocations in the underlying funds listed above may vary from time to time depending on market conditions and there may be times the fund is not invested in any underlying fund. The fund will consider the holdings of the underlying funds in which it invests when determining compliance with the 80% policy. In addition to investing in the underlying funds, the fund may invest directly in fixed income securities and other instruments and transactions. References in this Prospectus to the fund may refer to actions undertaken or investments held by the fund or by an underlying fund. The underlying funds listed above are described elsewhere in this Prospectus.

Investors should retain this supplement with the Prospectuses for future reference.